Fair Value Accounting - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	$ 32,001	$ 49,053
Other long-term investments	75,376	254,253
Investments in companies subject to significant influence (SouthGobi)	41,465
Less: Long-term investments included in non-current assets held for sale		(6,397)
Assets	148,842	296,909
Payable to related parties		71,886
Rights offering derivative liability		928,280
Embedded derivative liability		3,395
Less: Liabilities included in non-current liabilities held for sale		(3,395)
Liabilities		1,000,166
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	22,214	31,121
Investments in companies subject to significant influence (SouthGobi)	41,465
Less: Long-term investments included in non-current assets held for sale		(6,397)
Assets	63,679	24,724
Rights offering derivative liability		456,827
Liabilities		456,827
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	9,787	17,932
Assets	9,787	17,932
Payable to related parties		71,886
Rights offering derivative liability		471,453
Embedded derivative liability		3,395
Less: Liabilities included in non-current liabilities held for sale		(3,395)
Liabilities		543,339
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other long-term investments	75,376	254,253
Assets	$ 75,376	$ 254,253